Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of reconciliation of income tax rate
The following table provides a reconciliation between income taxes computed at the federal statutory rate of 21% and 34% at December 31, 2018 and 2017, respectively, and the Company’s provision for income taxes.

	Year ended December 31 ,
	2018	2017
Income tax at statutory rate	21.0%	34.0%
Change in tax rate for 2017 Jobs Act	—	(81.4)
Permanent items	(1.2)	(1.1)
Tax credits	0.7	0.4
Valuation allowance (decrease) increase	(20.5)	48.1

Income tax expense	—%	—%

Schedule of deferred tax assets and liabilities from federal and state income taxes
Significant components of the Company’s deferred tax assets and liabilities from federal and state income taxes as of December 31 are shown below (in thousands):

	2018	2017
Deferred tax assets:
Stock options right and net operation loss	$15,431	$13,316
Research and development credits	1,473	1,237
Depreciation and amortization	112	111
Stock based compensation	114	62
Derivative liability	735	—
Accruals and other	86	117

	17,951	14,843
Less valuation allowance	(17,523)	(14,843)
Total deferred tax assets	428	—

Deferred tax liabilities:
Debt discount	(428)	—

Net deferred tax assets	$—	$—